SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2023
SEGMENT INFORMATION
SEGMENT INFORMATION

NOTE 8 - SEGMENT INFORMATION:

The Chief Executive Officer is the Company’s Chief Operating Decision Maker (“CODM”). The CODM allocates resources and assesses the Company’s performance based on the following segmentation: Commercial Operations and Research & Development.

Adjusted EBITDA represents net loss before depreciation, amortization, and financial income (expenses), adjusted to exclude share-based compensation, gains from early termination of leases, and income from service provided to HCRM and gain from the sale of Movantik® presented as other income.

The following table presents segment profitability and a reconciliation to the consolidated net loss and comprehensive loss for the periods indicated:

	Six Months Ended June 30,
	2023	2022
	U.S. dollars in thousands
Commercial Operations Segment Adjusted EBITDA	(11,031)	(12,190)
Research And Development Adjusted EBITDA	(5,550)	(6,620)
Financial income (expenses), net	26,330	(6,451)
Share-based compensation to employees and service providers	(849)	(2,924)
Depreciation	(1,055)	(1,154)
Amortization and impairment of intangible assets	(530)	(2,900)
Gain from early termination of leases	694	—
Othe income	42,993	—
Consolidated Comprehensive income (loss)	51,002	(32,239)